Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents
These investments, summarized in the tables below, are short-term, highly liquid and subject to insignificant risk of changes in value.

Cash and cash equivalents	As of
(in € thousands)	2022/12/31	2023/12/31
Short-term deposits	119,090	67,530
Cash on hand and bank accounts	16,910	10,258
TOTAL	136,001	77,789

Short-term deposits	As of
(in € thousands)	2022/12/31	2023/12/31
TERM ACCOUNTS	119,090	67,530
TOTAL	119,090	67,530